Submission	Feb. 07, 2025
Submission [Line Items]
Central Index Key	0000004904
Registrant Name	AMERICAN ELECTRIC POWER CO INC.
Registration File Number	333-275345
Form Type	S-3
Submission Type	POSASR
Fee Exhibit Type	EX-FILING FEES